Revenue - Schedule of Revenue Recognized (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue Recognized [Line Items]
Total revenue	$ 710,988	$ 1,431,662
Revenue recognised at point in time [Member] | 3D and Augment Reality [Member]
Schedule of Revenue Recognized [Line Items]
Total revenue		999,744
Revenue recognised at point in time [Member] | Total solutions [Member]
Schedule of Revenue Recognized [Line Items]
Total revenue	648,658	420,077
Revenue recognised at point in time [Member] | Miscellaneous [Member]
Schedule of Revenue Recognized [Line Items]
Total revenue	8,431	11,841
Revenue recognized over time [Member] | Consultancy and market research [Member]
Schedule of Revenue Recognized [Line Items]
Total revenue	$ 53,899